FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total (2)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $3,032 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $6,533 million.

(US$ MILLIONS)	2024	2023
Current
Marketable securities	$571	$498
Restricted cash	165	189
Derivative assets	185	120
Loans and notes receivable	396	243
Other financial assets (1)	220	89
Total current	$1,537	$1,139
Non-current
Marketable securities	$2,333	$2,748
Restricted cash	63	54
Derivative assets	337	290
Loans and notes receivable (2)	5,734	6,702
Other financial assets (1)	2,367	2,243
Total non-current	$10,834	$12,037
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership's residential mortgage insurer and convertible preferred shares held in the partnership's audience measurement operation.
(2)Loans and notes receivable includes $5,014 million (2023: $5,844 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	2024	2023
Current, net (1)	$5,178	$5,558
Non-current, net
Accounts receivable	449	202
Retainer on customer contract	55	70
Billing rights	597	733
Total non-current, net	$1,101	$1,005
Total	$6,279	$6,563
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(1)Includes a receivable of $1,341 million related to the tax benefits. Refer to Note 2(ae)(ii) for additional details.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Loss allowance - beginning	$204	$162
Add: increase in allowance	240	140
Deduct: bad debt write-offs	(50)	(54)
Foreign currency translation and other	(46)	(44)
Loss allowance - ending	$348	$204